Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	COHEN & STEERS PREFERRED SECURITIES & INCOME FUND, INC.
Central Index Key	0001484750
Amendment Flag	false
Document Creation Date	Oct. 07, 2013
Document Effective Date	Oct. 07, 2013
Prospectus Date	May 01, 2013